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Stratified LargeCap Index ETF
Stratified LargeCap Index ETF
Investment Objective

The Stratified LargeCap Index ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies comprising the Syntax Stratified LargeCap Index (the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Stratified LargeCap Index ETF Stratified LargeCap Index ETF
Management Fee	0.45%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.45%	[1]
[1]	Based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years
Stratified LargeCap Index ETF | Stratified LargeCap Index ETF | USD ($)	46	144

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. For the fiscal year ended December 31, 2023, the Predecessor Fund’s (defined below) portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies comprising the Index. Under normal market conditions, the Fund invests at least 80% of its total assets in the securities comprising the Index. The Index utilizes all of the same constituents as the S&P 500 Index, but weights them according to Syntax LLC’s (“Syntax” or the “Index Provider”) proprietary Stratified WeightTM methodology. From time to time, the Fund may invest in and hold securities that are not included in the Index when the Adviser believes such securities will help the Fund to achieve its investment objective.

Syntax’s Stratified-Weight™ is the weighting methodology by which Syntax diversifies the weight of an index’s constituent companies that share “Related Business Risks.” Related Business Risk occurs when two or more companies provide similar products and/or services or share economic relationships such as having common suppliers, customers or competitors. The process of identifying, grouping, and diversifying holdings across Related Business Risk groups within an index is called stratification, and was designed by Syntax to seek to correct for business risk concentrations that regularly occur in capitalization-weighted indices and equal-weighted indices.

To achieve a stratified weight exposure, the Index reclassifies the constituents of the underlying index according to their “Related Business Risks” by following the Syntax FIS Sector Taxonomy (“SFST”) to determine industry classification, which utilizes Syntax’s proprietary Functional Information System (FIS®) technology to capture the attributes of a company's business models and its underlying product lines. SFST presents classification as a series of descending tiers (i.e., by Sector, Sub-Sector, Industry, Sub-Industry, and Business Activities). Each of the eight primary Sectors of the Index (Consumer Products & Services; Energy; Financials; Food; Industrials; Information; Information Tools; and Healthcare) has a target starting weight at each rebalance of one eighth of the index, or 12.5%.

Each descending level of the SFST tiers then equally divides its allocated weight across each group within that tier (e.g., equally across each Sub-Sector within a Sector, or equally across each Industry within a Sub-Sector), and this process is repeated until the bottom level tier is reached and the assigned weight is divided equally across all the constituents of the final group in that tier. Because each descending tier may have a different number of groups and final constituent securities, the resulting constituent weights may differ significantly from an equally-weighted index.

Exchange Traded Concepts, LLC (the “Adviser”) generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to their respective weightings in the Index. However, the Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not included in the Index, but that the Adviser believes will help the Fund track the performance of the Index.

Under normal market conditions, the Index rebalances quarterly. The Index is reconstituted at the time the S&P 500 Index does the same, which is conducted on an ongoing basis. The market capitalization of companies in the S&P 500 Index as of July 31, 2024 was between $5.4 billion and $3.4 trillion.

The Fund will be concentrated (i.e. hold 25% or more of its total assets) in an industry or a group of industries to the extent that the Index is so concentrated.

Please see the Additional Strategies Information section of the Prospectus for more information on the Syntax Stratified Weight methodology.

Principal Risks
Performance Information

The Fund is the successor to the Syntax Stratified LargeCap ETF, a series of Syntax ETF Trust (the “Predecessor Fund”), pursuant to a reorganization that will take place after the close of business on September 27, 2024. The performance information provided for the periods on or prior to December 31, 2023 is historical information for the Predecessor Fund. The Predecessor Fund had a substantially similar investment objective, investment strategy, and investment policies as the Fund. The performance record of the Predecessor Fund included the 500 Series of the Syntax Index Series LP (“500 Series”), a privately offered fund that was reorganized into the Predecessor Fund as of January 2, 2019, upon commencement of the Predecessor Fund’s operations. The Fund’s performance information, from January 1, 2015 to January 2, 2019, is that of the 500 Series. The returns were calculated using the methodology the SEC requires of registered funds. However, since the 500 Series did not calculate its returns on a per share basis, its returns have been calculated on its total net asset value. The 500 Series had investment objectives, policies and strategies that were, in all material respects, the same as those of the Predecessor Fund and the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Predecessor Fund and the Fund, which means that it also complied with the investment guidelines and restrictions of the Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available at www.stratifiedfunds.com.

Annual Total Returns as of 12/31

Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	20.47%	Q2/2020
Lowest Return	-25.31%	Q1/2020

Average Annual Total Returns for the Periods Ended December 31, 2023*
Average Annual Returns - Stratified LargeCap Index ETF	Label	1 Year	[1]	5 Years	[1]	Since Inception	[1]	Inception Date [1]
Stratified LargeCap Index ETF	Return Before Taxes	13.67%		14.01%		10.33%		Jan. 01, 2015
Return After Taxes on Distributions | Stratified LargeCap Index ETF	Return After Taxes on Distributions	13.19%	[2]		[2]		[2]
Return After Taxes on Distributions and Sale of Fund Shares | Stratified LargeCap Index ETF	Return After Taxes on Distributions and Sale of Fund Shares	8.42%	[2]		[2]		[2]
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.29%		15.69%		11.85%		Jan. 01, 2015
[1]	Performance from January 1, 2015, to the Fund’s commencement of operations on January 2, 2019, is that of the 500 Series.
[2]	The 500 Series was an unregistered limited partnership that did not qualify as a registered investment company for federal income tax purposes and did not pay dividends or distributions. Due to this different tax treatment, the Five Years and Since Inception after-tax performance information has not been provided.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.